UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS INVESTORS VALUE FUND

FORM N-Q

MARCH 31, 2007

LEGG MASON PARTNERS INVESTORS VALUE FUND, INC.

Schedule of Investments (unaudited)	March 31, 2007

SHARES	SECURITY	VALUE
COMMON STOCKS - 97.9%
CONSUMER DISCRETIONARY - 14.5%
Hotels, Restaurants & Leisure - 2.1%
899,600	McDonald’s Corp.	$40,526,980

Household Durables - 1.3%
824,800	Newell Rubbermaid Inc.	25,643,032

Media - 8.5%
641,300	EchoStar Communications Corp., Class A Shares *	27,851,659
129,395	Liberty Media Holding Corp., Capital Group, Series A Shares *	14,309,793
639,075	Liberty Media Holding Corp., Interactive Group, Series A Shares *	15,222,766
2,396,500	News Corp., Class B Shares	58,642,355
691,900	SES Global SA, FDR	13,223,218
1,786,400	Time Warner Inc.	35,227,808

	Total Media	164,477,599

Multiline Retail - 1.2%
388,100	Target Corp.	22,998,806

Specialty Retail - 1.4%
762,300	Home Depot Inc.	28,006,902

	TOTAL CONSUMER DISCRETIONARY	281,653,319

CONSUMER STAPLES - 7.7%
Food & Staples Retailing - 2.0%
846,400	Wal-Mart Stores Inc.	39,738,480

Household Products - 2.0%
555,000	Kimberly-Clark Corp.	38,011,950

Tobacco - 3.7%
820,300	Altria Group Inc.	72,030,543

	TOTAL CONSUMER STAPLES	149,780,973

ENERGY - 6.7%
Energy Equipment & Services - 1.6%
508,900	GlobalSantaFe Corp.	31,388,952

Oil, Gas & Consumable Fuels - 5.1%
320,800	Royal Dutch Shell PLC, ADR, Class A Shares	21,269,040
292,600	Suncor Energy Inc.	22,340,010
793,900	Total SA, ADR	55,398,342

	Total Oil, Gas & Consumable Fuels	99,007,392

	TOTAL ENERGY	130,396,344

FINANCIALS - 30.1%
Capital Markets - 4.8%
551,000	Bank of New York Co. Inc.	22,343,050
124,700	Goldman Sachs Group Inc.	25,766,761
556,500	Merrill Lynch & Co. Inc.	45,449,355

	Total Capital Markets	93,559,166

Commercial Banks - 3.8%
686,624	Wachovia Corp.	37,798,651
1,022,000	Wells Fargo & Co.	35,187,460

	Total Commercial Banks	72,986,111

Consumer Finance - 5.0%
868,700	American Express Co.	48,994,680
647,600	Capital One Financial Corp.	48,867,896

	Total Consumer Finance	97,862,576

Diversified Financial Services - 4.7%
788,800	Bank of America Corp.	40,244,576

See Notes to Schedule of Investments.

1

LEGG MASON PARTNERS INVESTORS VALUE FUND, INC.

Schedule of Investments (unaudited) (continued)	March 31, 2007

SHARES	SECURITY	VALUE
Diversified Financial Services - 4.7% (continued)
1,065,560	JPMorgan Chase & Co.	$51,551,793

	Total Diversified Financial Services	91,796,369

Insurance - 10.7%
623,000	AFLAC Inc.	29,318,380
546,800	American International Group Inc.	36,755,896
611,900	Chubb Corp.	31,616,873
1,043,600	Loews Corp.	47,410,748
1,031,500	Marsh & McLennan Cos. Inc.	30,212,635
635,200	The Travelers Cos. Inc.	32,884,304

	Total Insurance	208,198,836

Thrifts & Mortgage Finance - 1.1%
374,220	Freddie Mac	22,262,348

	TOTAL FINANCIALS	586,665,406

HEALTH CARE - 7.7%
Health Care Providers & Services - 3.7%
676,400	UnitedHealth Group Inc.	35,828,908
442,800	WellPoint Inc. *	35,911,080

	Total Health Care Providers & Services	71,739,988

Pharmaceuticals - 4.0%
569,800	Abbott Laboratories	31,794,840
303,700	Johnson & Johnson	18,300,962
530,500	Novartis AG, ADR	28,981,215

	Total Pharmaceuticals	79,077,017

	TOTAL HEALTH CARE	150,817,005

INDUSTRIALS - 12.5%
Aerospace & Defense - 5.6%
351,700	Boeing Co.	31,269,647
242,700	L-3 Communications Holdings Inc.	21,228,969
439,000	Raytheon Co.	23,029,940
503,100	United Technologies Corp.	32,701,500

	Total Aerospace & Defense	108,230,056

Building Products - 0.9%
664,000	Masco Corp.	18,193,600

Commercial Services & Supplies - 1.2%
373,300	Avery Dennison Corp.	23,988,258

Industrial Conglomerates - 3.7%
1,084,800	General Electric Co.	38,358,528
366,300	Textron Inc.	32,893,740

	Total Industrial Conglomerates	71,252,268

Machinery - 1.1%
246,000	Parker Hannifin Corp.	21,232,260

	TOTAL INDUSTRIALS	242,896,442

INFORMATION TECHNOLOGY - 5.0%
Communications Equipment - 2.8%
987,300	Comverse Technology Inc. *	21,078,855
1,460,900	Nokia Oyj, ADR	33,483,828

	Total Communications Equipment	54,562,683

Computers & Peripherals - 1.1%
236,500	International Business Machines Corp.	22,292,490

Software - 1.1%
730,200	Microsoft Corp.	20,350,674

	TOTAL INFORMATION TECHNOLOGY	97,205,847

See Notes to Schedule of Investments.

2

LEGG MASON PARTNERS INVESTORS VALUE FUND, INC.

Schedule of Investments (unaudited) (continued)	March 31, 2007

SHARES	SECURITY	VALUE
MATERIALS - 2.6%
Chemicals - 2.6%
300,600	Air Products & Chemicals Inc.	$22,232,376
591,800	E.I. du Pont de Nemours & Co.	29,252,674

	TOTAL MATERIALS	51,485,050

TELECOMMUNICATION SERVICES - 8.8%
Diversified Telecommunication Services - 4.4%
1,482,810	AT&T Inc.	58,467,198
484,347	Embarq Corp.	27,292,954

	Total Diversified Telecommunication Services	85,760,152

Wireless Telecommunication Services - 4.4%
584,200	ALLTEL Corp.	36,220,400
2,550,153	Sprint Nextel Corp.	48,350,901

	Total Wireless Telecommunication Services	84,571,301

	TOTAL TELECOMMUNICATION SERVICES	170,331,453

UTILITIES - 2.3%
Multi-Utilities - 2.3%
740,700	Sempra Energy	45,190,107

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,399,500,001)	1,906,421,946

FACE AMOUNT
SHORT-TERM INVESTMENTS - 2.3%
Repurchase Agreements - 2.3%
$23,115,000	Interest in $450,884,000 joint tri-party repurchase agreement dated 3/30/07 with Merrill Lynch, Pierce, Fenner & Smith Inc., 5.300% due 4/2/07; Proceeds at maturity - $23,125,209; (Fully collateralized by various U.S. government agency obligations, 4.875% to 5.625% due 1/31/09 to 6/11/21; Market value - $23,577,469)	23,115,000
20,701,000	Interest in $550,871,000 joint tri-party repurchase agreement dated 3/30/07 with Greenwich Capital Markets Inc., 5.330% due 4/2/07; Proceeds at maturity - $20,710,195; (Fully collateralized by various U.S. government agency obligations, 3.851% to 7.205% due 11/1/28 to 4/1/37; Market value - $21,115,152)	20,701,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $43,816,000)	43,816,000

	TOTAL INVESTMENTS - 100.2% (Cost - $1,443,316,001#)	1,950,237,946
	Liabilities in Excess of Other Assets - (0.2)%	(3,238,504)

	TOTAL NET ASSETS - 100.0%	$1,946,999,442

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
FDR	— Foreign Depositary Receipt

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Legg Mason Partners Investors Value Fund Inc. (the “Fund”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management investment company.

Effective as of close of business, April 13, 2007, the Fund is known as Legg Mason Partners Investors Value Fund, a separate diversified series of Legg Mason Partners Equity Trust (the “New Trust”). The New Trust, a Maryland business trust, is registered under the 1940 Act, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amount based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$516,234,262
Gross unrealized depreciation	(9,312,317)

Net unrealized appreciation	$506,921,945

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 30, 2007

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: May 30, 2007